Interest-bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Loans and Borrowings Outstanding

Loans and borrowings outstanding

	2017 €m	2016 €m
Bank overdrafts	66	78
Bank loans	295	200
Finance leases	12	14
Bonds	7,602	7,497
Other	1	1
Interest-bearing loans and borrowings	7,976	7,790
Bank overdrafts reclassified as held for sale	5	-
Total	7,981	7,790

Summary of Maturity Profile for Loans, Borrowings and Undrawn Committed Facilities

Maturity profile of loans and borrowings and undrawn committed facilities

	As at 31 December 2017		As at 31 December 2016
	Loans and borrowings €m	Undrawn committed facilities €m	Loans and borrowings €m	Undrawn committed facilities €m
Within one year	316	-	275	197

Between one and two years	498	-	629	-

Between two and three years	746	-	500	-

Between three and four years	930	-	748	91

Between four and five years	359	3,554	978	2,746

After five years	5,127	-	4,660	-
Total	7,976	3,554	7,790	3,034

Amounts due within one year reclassified as held for sale	5	-	-	-
Total	7,981	3,554	7,790	3,034